Financial Obligations	12 Months Ended
Dec. 31, 2011
Financial Obligations
Financial Obligations

(16)              Financial Obligations

In July 2011, the Company sold certain newly purchased equipments (“leased assets”) with carrying amount of RMB 91,959 (US$14,611) to a third party (the “purchaser-lessor”) for cash consideration of RMB 90,000 (US$14,300) and simultaneously entered into a five-year contract to lease back the leased assets from the purchaser-lessor. Pursuant to the terms of the contract, the Company is required to pay to the purchaser-lessor quarterly lease payment over five years and is entitled to obtain the ownership of these equipments at a nominal price upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a loss of approximately RMB 1,959 (US$311), which is being deferred and amortized in the consolidated statements of operation over the remaining useful lives of the leased assets.

As of December 31, 2011, the gross amount of the equipments and related depreciation recorded under capital lease were as follows:

	RMB	US$
Equipments	95,034	15,099
Less: accumulated depreciation	(3,205)	(509)
Net Value	91,829	14,590

As of December 31, 2011, future minimum payments required under non-cancellable sale-leaseback are:

	RMB	US$
Year ending December 31,
2012	21,616	3,434
2013	21,616	3,434
2014	21,616	3,434
2015	21,616	3,434
2016	16,333	2,596
Total minimum lease payments	102,797	16,332
Less: Amount representing interest (at interest rate of 7.245%)	15,357	2,440
Present value of net minimum lease payments	87,440	13,892
Current portion	(15,612)	(2,480)
Non-current portion	71,828	11,412